UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6606

Dreyfus BASIC U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(29)

Date of reporting period:	5/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
May 31, 2005 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies -100.1%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Banks, Floating Rate Notes
11/23/2005	3.06 a	50,000,000	50,001,199
2/14/2006	3.04 a	25,000,000	24,994,760
6/1/2006	3.04 a	50,000,000	50,000,000
9/7/2006	3.03 a	38,420,000	38,416,233

Federal Home Loan Banks, Discount Notes
6/1/2005	2.98	35,700,000	35,700,000
7/13/2005	3.02	70,000,000	69,755,000

Federal National Mortgage Association, Discount Notes
6/1/2005	2.82	40,000,000	40,000,000
6/6/2005	2.89	55,000,000	54,978,076
7/6/2005	2.97	75,000,000	74,784,896
7/27/2005	3.04	50,000,000	49,765,111

Total Investments (cost $488,395,275)	100.1%		488,395,275

Liabilities, Less Cash and Receivables	(0.1)%		(478,737)

Net Assets	100.0%		487,916,538
a Variable interest rate-subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S Government Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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